Long-Term Debt (Debt Instrument Covenant For GE) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Net loss per financial statements	$ (4,065)	$ (6,423)		$ (2,266)	$ 2,440	$ (3,971)	$ (8,250)	$ (1,404)	$ (4,112)	$ (3,711)	$ (10,220)		$ (17,477)	$ (10,602)
Interest expense per financial statements - continuing operations	1,510					1,516	1,560	1,408	1,551	1,749	6,045		6,268	6,505
General Electric Capital Corporation [Member]
Net loss per financial statements											(10,220)
Net adjustments per loan agreement											17,142
Adjusted EBITDA per loan agreement (A)											6,922
Interest expense per financial statements - continuing operations											6,045
Interest expense per financial statements - discontinued operations											4,015
Total interest expense per financial statements											10,060
Net adjustments per loan agreement											(4,313)
Fixed charges per loan agreement											5,747
Loan-specific fixed charge coverage ratio		1.20									1.20
Loan balance-specific loan		54,902									54,902
Value-specific loan		72,130									72,130
Loan-specific loan to value ratio		76.10%									76.10%
Net adjustments per loan agreement											25,186
Adjusted EBITDA per loan agreement (A)											14,966
Net adjustments per loan agreement											2,995
Fixed charges per loan agreement (B)											13,055
Before dividend consolidated fixed charge coverage ratio		1.15									1.15
Net adjustments per loan agreement											25,186
Net adjustments per loan agreement											6,164
Fixed charges per loan agreement (B)											$ 16,224
After dividend consolidated fixed charge coverage ratio		0.92									0.92
Minimum [Member] | General Electric Capital Corporation [Member]
Loan-specific fixed charge coverage ratio		1.00	[1]								1.00	[1]
Before dividend consolidated fixed charge coverage ratio		1.10	[1]								1.10	[1]
After dividend consolidated fixed charge coverage ratio		0.90	[1]								0.90	[1]
Maximum [Member] | General Electric Capital Corporation [Member]
Loan-specific loan to value ratio		80.00%									80.00%

[1]	Calculations based on prior four quarters